Purchases and other expenses - Trade payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Trade payables in the opening balance	€ 6,682	€ 6,736	€ 6,527
Business related variations	(122)	(85)	189
Changes in the scope of consolidation	1	36	18
Translation adjustment	(80)	27	1
Reclassifications and other items	(6)	(32)	1
Trade payables in the closing balance	€ 6,475	€ 6,682	€ 6,736